Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Measurement
Schedule of fair value measurements assets and liabilities

		Fair Value Measurements at Reporting Date Using
		(Amount in Thousands)
		Quoted Prices
	As of	in Active	Significant
	December 31,	Markets for	Other	Significant
	2021	Identical	Observable	Unobservable
	(Amounts in	Assets	Inputs	Inputs	NAV
Description	thousands)	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB	RMB
Short-term investments
Available-for-sale investments	13,805	—	13,805	—	—
Trading debt securities	14,804	14,804	—	—	—
Equity securities measured at fair value	7,925	7,925	—	—	—
Investments held by consolidated investment fund	26,981	—	26,981	—	—
Long-term investments
Investments held by consolidated investment fund	80,327	—	80,327	—	—
Other long-term investments measured at fair value	376,957	3,766	127,678	217,269	28,244

		Fair Value Measurements at Reporting Date Using
		(Amount in Thousands)
		Quoted Prices
	As of	in Active	Significant
	December 31,	Markets for	Other	Significant
	2022	Identical	Observable	Unobservable
	(Amounts in	Assets	Inputs	Inputs	NAV
Description	thousands)	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB	RMB
Short-term investments
Available-for-sale investments	14,941	—	14,941	—	—
Trading debt securities	207,670	207,670	—	—	—
Equity securities measured at fair value	5,265	1,304	3,961	—	—
Investments held by consolidated investment fund	67,443	26,637	40,806	—	—
Long-term investments
Investments held by consolidated investment fund	74,751	—	74,751	—	—
Other long-term investments measured at fair value	631,662	—	242,753	358,351	30,558

Schedule of Investments Measured at Fair Value Using Significant Unobservable Inputs (Level3)

A reconciliation of the beginning and ending balances of the investments measured at fair value using significant unobservable inputs (Level 3) for the year ended December 31, 2022, presented as follows:

RMB
(Amount in Thousands)
Level 3 investments as of January 1, 2022	217,269
Changes in fair value included in investment income	69,291
Measurement approach change from measurement alternative to fair value measurement	76,280
Settlements	(6,842)
Foreign currency translation adjustments	2,353
Level 3 investments as of December 31, 2022	358,351
Changes in net unrealized gains included in investment income related to Level 3 investments still held as of December 31, 2022	62,449